EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of basic earnings per share
	Year ended December 31
	2023	2022	2021
Net earnings attributable to the Organization’s common shareholders (R$ thousand)	6,786,352	10,106,323	11,061,730
Net earnings attributable to the Organization’s preferred shareholders (R$ thousand)	7,464,977	11,116,941	12,110,592
Weighted average number of common shares outstanding (thousands)	5,330,305	5,337,877	5,348,875
Weighted average number of preferred shares outstanding (thousands)	5,311,866	5,319,573	5,327,248
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	1.27	1.89	2.07
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	1.41	2.09	2.27